STATEMENTS OF FINANCIAL POSITION - CAD ($)		Jan. 31, 2024	Jan. 31, 2023
Current assets
Cash and cash equivalents		$ 137,283	$ 543,204
Receivables		1,593	2,755
Prepaid expenses and deposits		11,146	12,440
Current assets		150,022	558,399
Exploration and evaluation assets	[1]	419,046	182,456
Equipment, vehicles and furniture	[2]	13,063	18,672
Reclamation deposits		123,600	123,600
Total assets		705,731	883,127
Current liabilities
Accounts payable and accrued liabilities		21,833	29,662
Amounts owing to related parties	[3]	343,104	30,856
Current liabilities		364,937	60,518
Shareholders' equity
Share Capital	[4]	54,452,511	54,452,511
Contributed surplus	[4]	22,241,883	22,199,793
Deficit		(76,353,600)	(75,829,695)
Equity		340,794	822,609
Total liabilities and shareholders’ equity		$ 705,731	$ 883,127

[1]	Note 5Note 5
[2]	Note 6
[3]	Note 9
[4]	Note 7